Trade payables and other current liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Trade payables and other current liabilities [Abstract]
Trade accounts payables	$ 109,430	$ 107,662
Down payments from clients	6,289	6,466
Liberty (see Note 16)	37,119	0
Other accounts payable	39,195	41,016
Total	$ 192,033	$ 155,144